Related party transactions (Table)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
The following table summarizes transactions with related parties for the six months ended June 30, 2025:

	For the six months ended June 30, 2025						For the six months ended June 30, 2024
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
Filati Biagioli Modesto S.p.A.	—	3,049	6	—	—	—	—	3,676	33	—	—	—
Norda Run Inc.	—	—	1	—	—	—	—	1	4	—	—	—
Luigi Fedeli e Figlio S.r.l.	10	—	—	—	—	—	30	138	—	—	—	—
Total associates	10	3,049	7	—	—	—	30	3,815	37	—	—	—
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate	9	1,287	1,874	1,027	(355)	—	8	1,267	2,010	1,040	(351)	—
Schneider Group	—	4,247	10	—	5	—	1	6,394	3	—	—	—
Alan Real Estate S.A.	—	878	1,796	—	(835)	—	—	857	1,550	—	(858)	5
Agnona S.r.l.	16	22	134	36	—	—	50	25	134	30	—	(1)
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team (1)	5	2,306	434	—	1	—	92	2,983	216	4	2	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	515	—	122	2,296	—	—	96	—	(239)	83
Other	—	—	1,390	—	—	—	—	—	1,499	—	—	—
Total transactions with related parties	40	11,789	6,160	1,063	(1,062)	2,296	181	15,341	5,545	1,074	(1,446)	87
Total for the Group	927,690	301,658	501,804	62,882	(4,201)	10,214	960,122	322,678	497,612	66,751	(17,161)	(7,684)
________________________________________
(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A. and Pettinatura di Verrone S.r.l.

Schedule of Balances with Related Parties
The following table summarizes assets and liabilities with related parties at June 30, 2025 and December 31, 2024:

	At June 30, 2025				At December 31, 2024
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	65	—	1,223	—	14	—	780
Luigi Fedeli e Figlio S.r.l.	—	—	—	—	—	—	—	64
Total associates	—	65	—	1,223	—	14	—	844
Monterubello and Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
Agnona S.r.l.	—	15	—	161	—	33	—	125
Schneider Group	—	263	—	2,384	—	211	—	2,319
EZ Real Estate	36,176	382	30,287	6,584	39,222	81	33,284	8,955
Alan Real Estate S.A.	36,271	—	32,083	4,707	37,357	—	33,332	5,153
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team (1)	357	71	—	1,495	179	280	—	1,944
Other related parties connected to directors and shareholders
UBS Group AG	2,072	29,973	1,181	2,519	2,542	52,788	1,756	23,254
Other	—	—	—	556	—	—	—	599
Total transactions with related parties	74,876	30,769	63,551	19,629	79,300	53,407	68,372	43,193
Total for the Group	1,589,948	1,137,290	973,052	801,751	1,627,811	1,206,162	998,201	852,885
________________________________________
(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., Achill Station Pty Ltd. and Pettinatura di Verrone S.r.l.